Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document and Entity Information
Entity Registrant Name	CTRIP COM INTERNATIONAL LTD
Entity Central Index Key	0001269238
Document Type	6-K
Document Period End Date	Sep. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY